Investment in and advances to Equity-Accounted for Investment - Schedule of Investments in and Advances to Equity Accounted Investments (Detail) $ in Thousands			1 Months Ended				12 Months Ended
	Nov. 27, 2017 USD ($) shares	May 31, 2017 USD ($) shares	Nov. 30, 2017 shares	May 31, 2017 shares	Jan. 31, 2017 shares	Aug. 31, 2014 USD ($) shares	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Nov. 24, 2017
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments | $							$ 28,112	$ 25,766
Ownership percentage							100.00%
Percentage of voting interests acquired									50.00%
Number of common stock issued (in shares) | shares					269,397
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage							50.00%
Number Of Vessels | vessel							1
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments | $							$ 28,112	$ 25,766
TIL
Schedule of Equity Method Investments [Line Items]
Ownership percentage		11.30%		11.30%						11.30%
Business Acquisition, Number Of Shares Acquiring | shares		27,000,000
Percentage of voting interests acquired			88.70%
Class A | TIL
Schedule of Equity Method Investments [Line Items]
Share exchange (in shares) | shares		0.4
Number of common stock issued (in shares) | shares	11,122,193		11,122,193
Class B | Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Number of common stock issued (in shares) | shares				1,721,903
Entities Under Common Control | Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired		50.00%		50.00%
Teekay Corporation | Class A | TIL
Schedule of Equity Method Investments [Line Items]
Number of common stock issued (in shares) | shares	1,031,250
Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired						50.00%
Business combination, consideration transferred | $		$ 39,000				$ 23,700
Teekay Corporation | Entities Under Common Control | Class B | Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Number of common stock issued (in shares) | shares		1,700,000				500,000.0
Working Capital | Entities Under Common Control | Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Business combination, consideration transferred | $						$ 6,700
Working Capital | Teekay Corporation | Class B | Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Business combination, consideration transferred | $		$ 13,100
Working Capital | Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Business combination, consideration transferred | $		$ 13,100
TIL
Schedule of Equity Method Investments [Line Items]
Equity method investment, other than temporary impairment | $	$ 26,700